INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ 17,997,216	R$ 28,655,581	R$ 8,832,957
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(6,119,053)	(9,742,898)	(3,003,205)
Tax effect on permanent differences
Taxation (difference) on profits of associates in Brazil and abroad	1,688,656	4,915,243	3,445,206
Equity method	(6,589)	96,685	44,309
Thin capitalization	(46,796)	(505,553)	(603,612)
Payment of Interest on own capital	510,000
Credit related to Reintegra Program	7,176	7,829	7,398
Director bonuses	(4,907)	(12,208)	(15,656)
Tax incentives	128,650	51,839	16,443
Donations / Fines - other	(47,972)	(71,631)	(88,308)
Income and social contribution benefits (expenses) for the year	(3,890,835)	(5,260,694)	(197,425)
Income tax
Current	(352,577)	(464,312)	(276,431)
Deferred	(2,561,991)	(3,485,267)	69,669
Total income Tax	(2,914,568)	(3,949,579)	(206,762)
Social Contribution
Current	(42,815)	(46,584)	(15,684)
Deferred	(933,452)	(1,264,531)	25,021
Total Social Contribution	(976,267)	(1,311,115)	9,337
Income and social contribution benefits (expenses) for the year	R$ (3,890,835)	R$ (5,260,694)	R$ (197,425)
Effective rate of income and social contribution tax expenses	21.62%	18.36%	2.24%